December 29, 2009

 Summary
 Prospectus

Western Asset / CitiSM

Connecticut

Tax Free

Reserves

Class : Ticker Symbol

Western Asset Connecticut Money Market Class A : CNNXX
Western Asset Connecticut Money Market Class I : CCYXX

Before you invest, you may want to review the fund’s Prospectus, which contains more information about the fund and its risks. You can find the fund’s Prospectus and other information about the fund, including the fund’s statement of additional information and shareholder reports, online at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund). You can also get this information at no cost by calling Funds Investor Services at 1-800-822-5544 or 1-212-857-8181 or Institutional Shareholder Services at 1-888-425-6432 or by sending an e-mail request to prospectus@leggmason.com, or from your financial intermediary. The fund’s Prospectus and statement of additional information, both dated December 29, 2009, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated August 31, 2009, are incorporated by reference into this Summary Prospectus.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Investment objective

The fund’s investment objectives are to provide shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (paid directly from your investment) (%)

	Class A	Class I

Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	Generally, none	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class I

Management fees	0.45	0.45

Distribution and service (12b-1) fees	0.10	None

Other expenses	0.08	0.08

Total annual fund operating expenses[1]	0.63	0.53

[1]

“Total annual fund operating expenses” has been restated to reflect current fees and expenses and does not reflect any expenses of participation in the Treasury Guarantee Program which terminated on September 18, 2009.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A	64	201	350	786

Class I	54	170	297	665

Principal investment strategies

The fund is a money market fund which, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and Connecticut personal income taxes. These municipal securities include debt obligations issued by Connecticut and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) or other qualifying issuers. These securities include participation or other interests in Connecticut municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

Under normal circumstances, the fund may invest up to 20% of its assets in investments whose interest may be subject to regular federal income tax, the federal alternative minimum tax and/or Connecticut state personal income taxes, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, diversification and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s subadviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

***

Western Asset / CitiSM Connecticut Tax Free Reserves was formerly known as CitiSM Connecticut Tax Free Reserves.

Certain risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objectives.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. The recent financial crisis has had a significant adverse effect on the financial markets.

Credit risk. An issuer or obligor of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income you receive from the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, or if a fee limitation is changed or terminated.

Tax risk. The income on the fund’s municipal securities could become subject to federal income or Connecticut state personal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. Structured securities may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with focusing on investments in Connecticut municipal securities. The fund focuses its investments on Connecticut municipal securities. The fund may be affected significantly by adverse economic, political or other events affecting Connecticut municipal issuers.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Portfolio selection risk. The portfolio managers’ judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption risk. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price.

These risks are discussed in more detail in the fund’s Prospectus or in the fund’s statement of additional information.

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in one issuer than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling Funds Investor Services at 1-800-822-5544 or 1-212-857-8181 or Institutional Shareholder Services at 1-888-425-6432.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.

Total returns (%)

Average annual total returns (for periods ended December 31, 2008) (%)

	1 year	5 years	Since inception	Inception date

Class A	1.57	1.92	1.56	07/03/2001

Class I	1.70	2.04	2.02	12/03/2003

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and sale of fund shares

In general, you may purchase, redeem or exchange shares of the fund during fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investments ($)

	Class A	Class I

General	1,000/50	N/A

Sweep Feature	Variable/Variable	N/A

Systematic Investment Plans	50/50	N/A

Uniform Gifts or Transfers to Minor Accounts	250/50	N/A

Clients of Eligible Financial Intermediaries	None/None	None/None

Institutional Investors	1,000/50	1 million/None

Your financial intermediary may impose different investment minimums.

Purchases are generally effective upon receipt of immediately available funds. Redemption proceeds are normally sent on the business day your order is received, but could take longer. The fund normally closes for business at 12:00 noon (Eastern time), but may close earlier under certain circumstances. For more information, please contact your financial intermediary, or, if you hold your shares through the fund, contact the fund by phone (Funds Investor Services at 1-800-822-5544 or 1-212-857-8181 or Institutional Shareholder Services at 1-888-425-6432) or by mail (Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504).

Tax information

The fund intends to distribute income that is exempt from regular federal income tax, the federal alternative minimum tax and Connecticut personal income taxes. A portion of the fund’s distributions may be subject to such taxes.

Payments to broker/dealers
and other financial
intermediaries

The fund and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

©	2009 Legg Mason Investor Services, LLC, member FINRA, SIPC. Legg Mason Investor Services, LLC and Western Asset Management Co. are subsidiaries of Legg Mason, Inc. 401430 WASX012139SP 12/09

“Citi” is a service mark of Citigroup, licensed for use by Legg Mason in the name of the fund. Legg Mason and its affiliates, as well as the fund’s investment manager, are not affiliated with Citigroup. An investment in the fund is not a bank deposit or obligation of Citigroup.